Acquisitions - Impact to Historical Consolidated Statement of Income Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Prior Period Adjustments [Line Items]
Revenues	$ 910,587	[1]	$ 869,405	[1]	$ 663,274	[1]
Net income	149,311	[1]	206,861	[1]	156,933	[1]
Partnership Historical
Prior Period Adjustments [Line Items]
Revenues	849,440		823,265		663,274
Net income	121,876		188,346		157,197
Non-Operated Marcellus Interest [Member]
Prior Period Adjustments [Line Items]
Revenues	61,147		46,140
Net income	$ 27,435		$ 18,515		$ (264)

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.